Commitments - Schedule of Composition of Total Rental Expense for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Minimum rentals	$ 1,716	$ 1,629	$ 1,520